Average Annual Total Returns - Delaware Select Growth Fund	Russell 3000® Growth Index 1 year	Russell 3000® Growth Index 5 years	Russell 3000® Growth Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	(28.97%)	10.45%	13.75%	(53.23%)	(2.66%)	3.89%	(53.23%)	(5.90%)	0.83%	(31.51%)	(1.53%)	3.23%	(51.25%)	(2.25%)	3.72%	(50.52%)	(1.76%)	4.24%	(50.26%)	(1.26%)	4.77%